Cover	Oct. 17, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 17, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-40904
Entity Registrant Name	MARPAI, INC.
Entity Central Index Key	0001844392
Entity Tax Identification Number	86-1916231
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	615 Channelside Drive
Entity Address, Address Line Two	Suite 207
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33602
City Area Code	855
Local Phone Number	389-7330
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	MRAI
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false